Earnings per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings per Share
Note 11 – Earnings per Share
Basic earnings per share (“EPS”) measures the performance of an entity over the reporting period. Diluted earnings per share measures the performance of an entity over the reporting period while giving effect to all potentially dilutive common shares that were outstanding during the period. Atlas Inc. uses the treasury stock method to determine the potential dilutive effect of vesting of its outstanding RSUs and PSUs. Atlas Inc. does not use the two-class
method as the Class B common stock, the unvested RSUs, and PSU awards are nonparticipating securities. The issuance of Class A common stock in exchange for Operating Units held by the Legacy Owners (and their corresponding shares of Class B common stock) will not have a dilutive effect on EPS and was not recognized in dilutive earnings per share calculations as of June 30, 2023. Please see Note 2
 - Summary of Significant Accounting Policies -Earnings Per Share
for more information. There were no shares of Class A or Class B common stock outstanding for the three and six months ended June 30, 2022, and therefore no earnings per share information has been presented for that period.
For the three and six months ended June 30, 2023, Atlas Inc.’s EPS calculation includes only its share of net income for the period subsequent to the IPO, and omits income prior to the IPO. In addition, the basic weighted average shares outstanding calculation is based on the actual days during which the shares were outstanding date of our IPO through June 30, 2023.
The following table reflects the allocation of net income to common stockholders and EPS computations for the period indicated based on a weighted average number of shares of common stock outstanding for the period:

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2023	2023
Numerator:
Net income	$71,211	$134,116
Less: Pre-IPO net income attributable to Atlas Sand Company, LLC	—	54,561
Less: Net income attributable to redeemable noncontrolling interest	32,693	39,303

Net income attributable to Atlas Energy Solutions, Inc.	$38,518	$40,252

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2023	2023
Denominator:
Basic weighted average shares outstanding	57,148	57,148
Dilutive potential of restricted stock units	272	272

Diluted weighted average shares outstanding (1)	$57,420	$57,420

Basic EPS attributable to Class A stockholders	$0.67	$0.70
Diluted EPS attributable to Class A stockholders (1)	$0.67	$0.70

(1)	Shares of Class A common stock issued in exchange for Operating Units do not have a dilutive effect on EPS and were not included in the EPS calculation.
As of June 30, 2023, there were 473,223 shares related to PSUs (based on target) that could vest in the future based on predetermined performance goals. These units were not included in the computation of EPS for the three months ended June 30, 2023, because the performance goals had not been met, assuming the end of the reporting period was the end of the contingency period.